FAIR VALUE MEASUREMENTS (Narrative) (Details) (Forward Contracts [Member])			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 322,000,000	€ 167,000,000
Remaining maturity of foreign currency derivative			1 month	15 months